Other net income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Other net income
Net foreign exchange gain/(loss)	¥ (15,025)	¥ (33,730)	¥ 109,095	¥ 14,041
Losses on disposal of property, plants and equipment and intangible assets	(1,632)	(2,534)	(5,350)	(5,614)
Investment income from other investments	14,281	81,145	42,921	63,801
Scrap income	5,912	10,742	12,137	11,808
Net change in fair value of other investments	14,270	29,930	(3,692)	5,709
(Provision)/reversal of litigation compensation	408	300	(37,710)	(15,576)
Gains relating to cancellation and modification of lease contracts	4,821	15,201	193	13,456
Others		4,883
Gain on disposal of a subsidiary		8,759
Others	(1,930)		(3,488)	(317)
Total	¥ 21,105	¥ 114,696	¥ 114,106	¥ 87,308